BRANDYWINEGLOBAL — GLOBAL UNCONSTRAINED BOND FUND

Schedule of investments (unaudited)	July 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT		VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 56.5%
U.S. Government Obligations - 56.5%
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.029%)	2.565%	7/31/23	32,310,000		$32,420,536	(a)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.035%)	2.571%	10/31/23	121,475,000		121,892,553	(a)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield - 0.015%)	2.521%	1/31/24	20,480,000		20,531,642	(a)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield - 0.075%)	2.461%	4/30/24	95,950,000		96,059,774	(a)

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $270,368,937)					270,904,505

SOVEREIGN BONDS - 28.7%
Brazil - 5.2%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/29	20,055,000	BRL	3,417,248
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/31	128,940,000	BRL	21,317,596

Total Brazil					24,734,844

Colombia - 2.7%
Colombian TES, Bonds	6.000%	4/28/28	36,890,000,000	COP	6,581,605
Colombian TES, Bonds	7.250%	10/26/50	45,810,000,000	COP	6,329,743

Total Colombia					12,911,348

France - 6.8%
French Republic Government Bond OAT	0.000%	5/25/32	26,590,000	EUR	23,953,825	(b)
French Republic Government Bond OAT	0.750%	5/25/52	11,590,000	EUR	8,698,893	(b)

Total France					32,652,718

Mexico - 2.4%
Mexican Bonos, Bonds	8.000%	11/7/47	166,800,000	MXN	7,539,493
Mexican Bonos, Bonds	8.000%	7/31/53	93,400,000	MXN	4,247,571

Total Mexico					11,787,064

South Africa - 2.4%
Republic of South Africa Government Bond, Senior Notes	8.750%	2/28/48	238,000,000	ZAR	11,343,664

South Korea - 7.6%
Korea Treasury Bond	1.500%	12/10/30	54,000,000,000	KRW	36,587,682

United Kingdom - 1.6%
United Kingdom Gilt, Bonds	0.625%	10/22/50	9,750,000	GBP	7,601,922	(b)

TOTAL SOVEREIGN BONDS (Cost - $168,015,729)					137,619,242

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2022 Quarterly Report	1

BRANDYWINEGLOBAL — GLOBAL UNCONSTRAINED BOND FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - 6.5%
Angel Oak Mortgage Trust, 2019-6 A1	2.620%	11/25/59	1,270,397		$1,246,560	(a)(d)
Angel Oak Mortgage Trust I LLC, 2019-2 A1	3.628%	3/25/49	132,137		131,711	(a)(d)
Commercial Mortgage Trust, 2017-PANW D	3.935%	10/10/29	4,900,000		4,657,408	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K087 A2	3.771%	12/25/28	2,850,000		2,945,025
IM Pastor FTA, 4 A (3 mo. EURIBOR + 0.140%, 0.000% floor)	0.000%	3/22/44	2,328,311	EUR	2,009,120	(a)(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34 A3	3.276%	11/15/52	8,755,000		8,503,763
Residential Mortgage Loan Trust, 2019-3 A1	2.633%	9/25/59	1,548,318		1,517,564	(a)(d)
Towd Point Mortgage Trust, 2018-3 A2	3.875%	5/25/58	2,545,000		2,454,239	(a)(d)
Towd Point Mortgage Trust, 2018-5 A1	3.250%	7/25/58	8,050,468		7,771,402	(a)(d)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $33,972,591)					31,236,792

CORPORATE BONDS & NOTES - 2.9%
FINANCIALS - 2.5%
Banks - 2.5%
Bank of Nova Scotia, Senior Notes (SOFR + 0.550%)	2.431%	9/15/23	7,790,000		7,753,753	(a)
Commonwealth Bank of Australia, Senior Notes (SOFR + 0.400%)	1.934%	7/7/25	3,950,000		3,879,448	(a)(d)

TOTAL FINANCIALS					11,633,201

INFORMATION TECHNOLOGY - 0.4%
Electronic Equipment, Instruments & Components - 0.4%
Jabil Inc., Senior Notes	3.000%	1/15/31	2,300,000		1,989,722

TOTAL CORPORATE BONDS & NOTES (Cost - $14,026,233)					13,622,923

CONVERTIBLE BONDS & NOTES - 0.4%
COMMUNICATION SERVICES - 0.4%
Media - 0.4%
DISH Network Corp., Senior Notes (Cost - $2,848,227)	3.375%	8/15/26	2,730,000		1,949,342

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $489,231,717)					455,332,804

See Notes to Schedule of Investments.

2	BrandywineGLOBAL — Global Unconstrained Bond Fund 2022 Quarterly Report

BrandywineGLOBAL—Global Unconstrained Bond Fund

Schedule of investments (unaudited) (cont’d)	July 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 2.2%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost - $10,378,420)	1.553%	10,378,420	$10,378,420	(e)

TOTAL INVESTMENTS - 97.2% (Cost - $499,610,137)			465,711,224
Other Assets in Excess of Liabilities - 2.8%			13,442,566

TOTAL NET ASSETS - 100.0%			$479,153,790

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At July 31, 2022, the total market value of investments in Affiliated Companies was $10,378,420 and the cost was $10,378,420 (Note 2).

Abbreviation(s) used in this schedule:

BRL	— Brazilian Real
COP	— Colombian Peso
EUR	— Euro
EURIBOR	— Euro Interbank Offered Rate
GBP	— British Pound
KRW	— South Korean Won
MXN	— Mexican Peso
OAT	— Obligations Assimilables du Trésor (French Treasury Bonds)
SOFR	— Secured Overnight Financing Rate
ZAR	— South African Rand

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2022 Quarterly Report	3

BRANDYWINEGLOBAL — GLOBAL UNCONSTRAINED BOND FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2022

At July 31, 2022, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
Euro-BTP	172	9/22	$21,457,213	$22,207,879	$750,666
U.S. Treasury 10-Year Notes	652	9/22	76,863,387	78,983,691	2,120,304
U.S. Treasury Ultra Long-Term Bonds	443	9/22	66,360,573	70,132,438	3,771,865

					6,642,835

Contracts to Sell:
U.S. Treasury 5-Year Notes	994	9/22	110,438,967	113,044,201	(2,605,234)

Net unrealized appreciation on open futures contracts					$4,037,601

Abbreviation(s) used in this table:

BTP	— Buoni del Tesoro Poliennali (Italian Treasury Bonds)

At July 31, 2022, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SGD	42,480,000	USD	30,635,425	HSBC Securities Inc.	8/4/22	$116,311
USD	31,952,029	SGD	44,110,000	Morgan Stanley & Co. Inc.	8/4/22	20,318
SGD	1,630,000	USD	1,184,254	National Australia Bank	8/4/22	(4,279)
USD	11,999,138	ZAR	194,800,000	HSBC Securities Inc.	8/17/22	305,244
ZAR	9,000,000	USD	559,216	HSBC Securities Inc.	8/17/22	(18,943)
CNH	7,300,000	USD	1,086,633	HSBC Securities Inc.	8/18/22	(4,949)
CNH	68,410,000	USD	10,151,358	HSBC Securities Inc.	8/18/22	(14,649)
CNH	129,800,000	USD	19,348,876	HSBC Securities Inc.	8/18/22	(115,653)
USD	13,086,060	CNH	87,250,000	HSBC Securities Inc.	8/18/22	157,719
USD	40,729,004	CNH	278,900,000	HSBC Securities Inc.	8/18/22	(597,235)
USD	12,341,132	MXN	251,300,000	Citibank N.A.	8/24/22	71,772
MXN	12,600,000	USD	605,750	Morgan Stanley & Co. Inc.	8/24/22	9,427
USD	7,924,198	GBP	6,330,000	HSBC Securities Inc.	8/25/22	210,799
CLP	25,880,000,000	USD	32,461,587	HSBC Securities Inc.	9/6/22	(3,943,630)
USD	518,953	CLP	460,000,000	HSBC Securities Inc.	9/6/22	12,065
USD	1,032,641	CLP	870,000,000	HSBC Securities Inc.	9/6/22	73,962
USD	8,782,254	CLP	7,760,000,000	HSBC Securities Inc.	9/6/22	231,275
AUD	33,290,000	USD	22,807,811	Goldman Sachs Group Inc.	9/7/22	467,690
AUD	34,500,000	USD	23,480,700	Goldman Sachs Group Inc.	9/7/22	640,802
AUD	2,170,000	USD	1,508,451	JPMorgan Chase & Co.	9/7/22	8,757

See Notes to Schedule of Investments.

4	BrandywineGLOBAL — Global Unconstrained Bond Fund 2022 Quarterly Report

BRANDYWINEGLOBAL — GLOBAL UNCONSTRAINED BOND FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2022

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	14,520,000	USD	10,032,173	JPMorgan Chase & Co.	9/7/22	$119,833
AUD	34,990,000	USD	24,187,362	JPMorgan Chase & Co.	9/7/22	276,735
USD	13,954,952	AUD	20,280,000	JPMorgan Chase & Co.	9/7/22	(224,296)
USD	25,606,874	AUD	36,700,000	JPMorgan Chase & Co.	9/7/22	(52,810)
USD	46,142,145	AUD	66,470,000	JPMorgan Chase & Co.	9/7/22	(331,950)
USD	13,975,802	AUD	20,060,000	Morgan Stanley & Co. Inc.	9/7/22	(49,628)
USD	23,869,839	AUD	34,490,000	Morgan Stanley & Co. Inc.	9/7/22	(244,671)
AUD	3,980,000	USD	2,862,050	UBS Securiies LLC	9/7/22	(79,337)
USD	35,383,429	KRW	46,330,000,000	Citibank N.A.	9/13/22	(304,846)
JPY	1,820,000,000	USD	13,590,660	JPMorgan Chase & Co.	9/26/22	120,322
JPY	1,990,000,000	USD	15,162,713	JPMorgan Chase & Co.	9/26/22	(171,036)
JPY	3,246,000,000	USD	23,962,457	JPMorgan Chase & Co.	9/26/22	491,304
JPY	1,852,000,000	USD	13,835,660	Morgan Stanley & Co. Inc.	9/26/22	116,393
NZD	22,700,000	USD	14,180,236	HSBC Securities Inc.	10/5/22	90,241
BRL	76,180,000	USD	13,803,225	HSBC Securities Inc.	10/19/22	594,129
BRL	78,140,000	USD	14,176,343	HSBC Securities Inc.	10/19/22	591,434
USD	22,800,857	BRL	126,620,000	HSBC Securities Inc.	10/19/22	(1,129,216)
USD	23,737,936	CAD	30,680,000	JPMorgan Chase & Co.	10/25/22	(213,526)
USD	11,818,112	COP	53,630,000,000	JPMorgan Chase & Co.	10/27/22	(483,532)
USD	32,274,175	EUR	31,500,000	Barclays Bank PLC	11/2/22	(143,378)

Total						$(3,401,032)

Abbreviation(s) used in this table:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CLP	— Chilean Peso
CNH	— Chinese Offshore Yuan
COP	— Colombian Peso
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NZD	— New Zealand Dollar
SGD	— Singapore Dollar
USD	— United States Dollar
ZAR	— South African Rand

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2022 Quarterly Report	5

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — Global Unconstrained Bond Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

6

Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

7

Notes to Schedule of Investments (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
U.S. Government & Agency
Obligations	—	$270,904,505	—	$270,904,505
Sovereign Bonds	—	137,619,242	—	137,619,242
Collateralized Mortgage Obligations	—	31,236,792	—	31,236,792
Corporate Bonds & Notes	—	13,622,923	—	13,622,923
Convertible Bonds & Notes	—	1,949,342	—	1,949,342

Total Long-Term Investments	—	455,332,804	—	455,332,804

Short-Term Investments†	$10,378,420	—	—	10,378,420

Total Investments	$10,378,420	$455,332,804	—	$465,711,224

Other Financial Instruments:
Futures Contracts††	$6,642,835	—	—	$6,642,835
Forward Foreign Currency Contracts††	—	$4,726,532	—	4,726,532

Total Other Financial Instruments	$6,642,835	$4,726,532	—	$11,369,367

Total	$17,021,255	$460,059,336	—	$477,080,591

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$2,605,234	—	—	$2,605,234
Forward Foreign Currency Contracts††	—	$8,127,564	—	8,127,564

Total	$2,605,234	$8,127,564	—	$10,732,798

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

8

Notes to Schedule of Investments (unaudited) (cont’d)

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended July 31, 2022. The following transactions were effected in such company for the period ended July 31, 2022.

	Affiliate Value at October 31, 2021	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2022
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$20,793,652	$298,700,449	298,700,449	$309,115,681	309,115,681	—	$32,850	—	$10,378,420

9